Recent accounting pronouncements - (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of changes in accounting policies
The following table outlines the difference between operating lease commitments immediately preceding the date of initial adoption and lease liabilities recognized on the Consolidated Balance Sheet at adoption:

$

Future minimum lease payments under operating leases at December 31, 2018	8,422
Initial recognition of contracts	1,435
Commitments relating to short-term and low-value leases	(757)
Undiscounted lease payments at January 1, 2019	9,100
Effect of discounting at January 1, 2019	(1,565)
Lease liabilities arising on initial application of IFRS 16	7,535